American Israeli Shared Values Capital Appreciation Fund
American Israeli Shared Values Capital Appreciation Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	American Israeli Shared Values Capital Appreciation Fund
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Israeli Shared Values Capital Appreciation Fund
Management Fees	1.75%
Other Expenses	none
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Israeli Shared Values Capital Appreciation Fund	179	554	954	2,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Example affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.88% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in the equity securities of Israeli companies and American companies that have an economic interest in or connection to the Jewish State. Equity securities, for this purpose, include common stock, preferred stock, warrants, rights, American Depository Receipts (ADRs) and shares of other investment companies, including exchange traded funds (ETFs) that invest primarily in such Israeli and American companies. This strategy may be changed, but only after providing shareholders 60 days advance notice.

The investment adviser will select securities through the use of fundamental equity analysis.  The investment adviser attempts to identify companies that it believes will experience growth in earnings, cash flow or revenues that are, in the judgment of the investment adviser, priced at attractive valuations. The investment adviser attempts to find securities whose favorable dynamics are not reflected in their share prices.

The Fund may invest in the equity securities of companies with any market capitalization.  The Fund will generally sell a security when, in the investment adviser’s opinion, the share price fully reflects the company’s value, when prospects for the company are less favorable or when there are better investment opportunities elsewhere.  Securities may also be sold if the issuer ceases to have an economic interest in or connection to Israel, or if the investment adviser determines that the issuer has policies or operations that are detrimental to the state of Israel.    Securities may also be sold from the Fund to meet redemption requests.

The investment adviser may seek to protect or "hedge" the Fund's portfolio against a decline in the value of the stocks the Fund owns by acquiring put options on stocks or an index. The Fund may also write (sell) covered call options on stocks owned by the Fund.

principal risks

Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down.  You could lose money.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.  Below are some specific risks of investing in the Fund.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All stocks are subject to these risks.

Investment Style Risk.  The investment adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or an individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the investment adviser’s judgment will produce the desired results.

Individual Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sector and Concentration Risks.  As Israel is not abundant in natural resources, many of the publicly traded companies in Israel are concentrated in the information technology, telecommunications, and healthcare sectors. As such, the Fund may be over-weighted in companies in these sectors.

Foreign Investment Risk.  Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.  Because the Fund makes foreign investments, its share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Geographic Risk.  Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Fund focuses on a single country (Israel) it is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

Geopolitical and Terrorism Risks.  Israel has a history of hostile relations with several countries in the Mid-East region.  Actual hostilities or the threat of future hostilities may cause significant volatility in the share price of companies based in, or having significant operations in Israel.

Investment Policy and Philosophy Risk.  The Fund’s policy of investing primarily in Israeli-based and Israel-friendly companies may inhibit the Fund’s ability to participate in certain attractive investment opportunities.

Option Risk.  Purchasing put options against the Fund’s stock portfolio is an expense that lowers the net returns of the Fund.  Selling (writing) call options against the Fund’s stock portfolio will limit the potential gain on the stock in a rising market.

Investments in Other Investment Companies Risk.  Investments in other investment companies, including ETFs, (which may, in turn invest in equities, bonds, and other financial vehicles) may involve duplication of investment advisory fees and certain other expenses.  Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

PERFORMANCE

The bar chart below shows how the Fund’s investment results have varied from year to year.  The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.  This information provides some indication of the risks of investing in the Fund.  Past performance of the Fund (before and after taxes) is no guarantee of how it will perform in the future.

Annual Total Return (periods ended December 31st)

During the period shown in the bar chart, the highest quarterly return was 18.89% for the quarter ended 2009-06-30 and the lowest quarterly return was -26.66% for the quarter ended 2008-12-31.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	1 Year	Since Inception
American Israeli Shared Values Capital Appreciation Fund - Comparison Index - S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	(3.03%)	[1]
American Israeli Shared Values Capital Appreciation Fund - Comparison Index - Blended Index which is a 50/50 blend of the S&P 500 Index and the Tel Aviv 100 Index (reflects no deduction for fees, expenses or taxes)	14.70%	(0.83%)	[1]
American Israeli Shared Values Capital Appreciation Fund	9.86%	(4.77%)	[1]
American Israeli Shared Values Capital Appreciation Fund Return After Taxes on Distributions	9.86%	(4.79%)	[1]
American Israeli Shared Values Capital Appreciation Fund Return After Taxes on Distributions and Sale of Fund Shares	6.41%	(3.79%)	[1]
[1]	Inception Date - December 12, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.